SHAREHOLDERS' EQUITY (Summary of Options Data) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted	$ 9.02	$ 10.33	$ 11.28
Total intrinsic value of the options exercised	$ 64,062	$ 30,356	$ 17,844
Total fair value of share vested	$ 18,602	$ 17,147	$ 11,991